BASIS OF PRESENTATION (Details)	12 Months Ended
Feb. 28, 2023
American Lithium Holdings Corp [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	American Lithium Holdings Corp.
Name of jurisdiction	British Columbia, Canada
Big Smoky Holdings Inc [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Big Smoky Holdings, Inc.
Name of jurisdiction	Nevada, USA
Tonopah Lithium Corp [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Tonopah Lithium Corp.
Name of jurisdiction	Nevada, USA
Maran Ventures Ltd [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Maran Ventures Ltd. (“Maran”)
Name of jurisdiction	Nevada, USA
Plateau Energy Metals Inc [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Plateau Energy Metals Inc. (“Plateau”)
Name of jurisdiction	Ontario, Canada
Macusani Yellowcake S A C [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Macusani Yellowcake S.A.C. (“Macusani”)
Name of jurisdiction	Peru
Macusani Uranium S A C [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Macusani Uranium S.A.C.
Name of jurisdiction	Peru